CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (3,562)	$ (5,329)	$ 806
Other comprehensive income (loss), net
Net unrealized gains (losses) from derivatives	(76)	232	372
Reclassification adjustments for gains from derivatives included in net income	(19)	(130)	(140)
Total other comprehensive income (loss)	(95)	102	232
Total comprehensive income (loss)	$ (3,657)	$ (5,227)	$ 1,038